REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 364,780	$ 365,477	$ 331,993
Programmatic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	340,627	324,466	299,005
Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 24,153	$ 41,011	$ 32,988